Rendering of services	12 Months Ended
Mar. 31, 2019
Rendering of services
Rendering of services

8  Rendering of services

8.1   Disaggregation of revenue

In the following tables, revenue is disaggregated by product type

Revenue by Product types

	March 31,
	2017	2018	2019
Air Ticketing	3,656,976	5,012,931	3,449,265
Hotels and Packages	5,326,414	6,628,236	4,914,420
Other Services	52,896	105,249	56,419
	9,036,286	11,746,416	8,420,104

8.2   Contract balances

Contract assets

Contract assets primarily relate to the Group’s rights to consideration from travel suppliers in exchange for services that the Company has transferred to the traveler when that right is conditional on the Company’s future performance. The contract assets are transferred to receivables when the rights to consideration become unconditional. This usually occurs when the Group issues an invoice to the travel suppliers.

	April 1,	March 31,
	2018	2019
Contract Assets	17,279	22,584

Changes in contract assets are as follows:	March 31, 2019

Balance at the beginning of the year	17,279
Revenue recognised during the year	22,584
Invoices raised during the year	(17,279)
Balance at the end of the year	22,584

Contract liabilities

A contract liability is the obligation to transfer services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

Contract liabilities primarily relate to the consideration received from customers for travel bookings in advance of the Group's performance obligations which was earlier classified as "advance from customers", and consideration allocated to customer loyalty programs and advance received from Global Distribution System ("GDS") provider for bookings of airline tickets in future which is deferred, and which was earlier classified as deferred revenue

	April 1,	March 31,
	2018	2019
Advance from customer (refer to Note 38)	894,487	702,444
Deferred revenue (refer to Note 35)	1,470,710	675,711
Total Contract liabilities	2,365,197	1,378,155

As at April 1, 2018, INR 894,487 of advance consideration received from customers for travel bookings was reported within contract liabilities, INR 842,715 of which was applied to revenue and INR 5,624 was refunded to customers during the year ended March 31, 2019. As at March 31, 2019, the related balance was INR 702,444.

No information is provided about remaining performance obligations at March 31, 2019 that have an original expected duration of one year or less, as allowed by IFRS 15.